Share Repurchase Program	12 Months Ended
Dec. 31, 2018
Share Repurchase Program
Share Repurchase Program

19. Share Repurchase Program

In November 2017, the Board of Directors of the Company approved a share repurchase program whereby the Company is authorized to repurchase its own Class A ordinary shares in the form of American Depositary Shares with an aggregate value of up to US$20,000 over the following 12 months. The share repurchases may be made on the open market at prevailing market prices and/or in negotiated transactions off the market from time to time as market conditions warrant in accordance with applicable laws and regulation.

During the year ended December 31, 2017, the Company repurchased 359,595 shares for US$6,459  (RMB42,606) on the open market, at a weighted average price of US$17.96 per share.  The Company accounts for repurchased ordinary shares under the cost method and includes such cost as a component of the shareholders’ equity.

During the year ended December 31, 2018, the Company repurchased 157,859 shares for US$4,149  (RMB28,412) on the open market, at a weighted average price of US$26.28 per share. The Company accounts for repurchased ordinary shares under the cost method and includes such cost as a component of the shareholders